Document And Entity Information	6 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Entity Registrant Name	Hollysys Automation Technologies, Ltd.
Entity Central Index Key	0001357450
Current Fiscal Year End Date	--06-30
Entity Filer Category	Large Accelerated Filer
Trading Symbol	HOLI
Entity Common Stock, Shares Outstanding	60,342,099